CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 1,692	$ 1,482	$ 3,272	$ 2,974
Other income		62	62	232	96
Direct operating costs	[1]	(699)	(618)	(1,374)	(1,252)
Management service costs		(56)	(53)	(105)	(98)
Interest expense		(624)	(489)	(1,233)	(965)
Share of loss from equity-accounted investments		(57)	(25)	(73)	(58)
Foreign exchange and financial instruments gain		255	116	504	236
Depreciation		(609)	(517)	(1,192)	(1,019)
Other		(61)	(27)	(322)	(39)
Income tax recovery (expense)
Current		16	(16)	57	(44)
Deferred		181	(3)	226	11
Tax income (expense)		197	(19)	283	(33)
Net income (loss)		100	(88)	(8)	(158)
Net income (loss) attributable to:
Preferred limited partners' equity		9	9	17	20
Limited partners' equity		(63)	(79)	(164)	(146)
Net income (loss)		$ 100	$ (88)	$ (8)	$ (158)
Basic loss per LP Unit (in dollars per share)		$ (0.22)	$ (0.28)	$ (0.58)	$ (0.51)
Diluted loss per LP Unit (in dollars per share)		$ (0.22)	$ (0.28)	$ (0.58)	$ (0.51)
Non-controlling interests
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 987	$ 846	$ 1,932	$ 1,620
Other income		(3)	(86)	12	(123)
Direct operating costs		(442)	(374)	(843)	(743)
Interest expense		(410)	(301)	(825)	(586)
Income tax recovery (expense)
Current		22	(9)	78	(29)
Participating non-controlling interests – in operating subsidiaries
Income tax recovery (expense)
Net income (loss)		186	41	250	66
Net income (loss) attributable to:
Non-controlling interests		186	41	250	66
Net income (loss)		186	41	250	66
General partnership interest in a holding subsidiary held by Brookfield
Income tax recovery (expense)
Net income (loss)		35	30	70	63
Net income (loss) attributable to:
Non-controlling interests		35	30	70	63
Net income (loss)		35	30	70	63
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Income tax recovery (expense)
Net income (loss)		(44)	(54)	(112)	(99)
Net income (loss) attributable to:
Non-controlling interests		(44)	(54)	(112)	(99)
Net income (loss)		(44)	(54)	(112)	(99)
BEPC exchangeable shares and class A.2 exchangeable shares
Net income (loss) attributable to:
Non-controlling interests		(40)	(51)	(103)	(92)
Preferred equity
Income tax recovery (expense)
Net income (loss)		7	6	14	13
Net income (loss) attributable to:
Non-controlling interests		7	6	14	13
Net income (loss)		7	6	14	13
Perpetual subordinated notes
Income tax recovery (expense)
Net income (loss)		10	10	20	17
Net income (loss) attributable to:
Non-controlling interests		10	10	20	17
Net income (loss)		$ 10	$ 10	$ 20	$ 17

[1]	Direct operating costs exclude depreciation expense disclosed below.